Taxation (Details)				6 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024	Mar. 31, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Taxation [Line Items]
Federal corporate taxes				16.50%	16.50%	16.50%
Profit tax rates				8.25%	8.25%
Assessable profits (in Dollars)					$ 2,000,000
Statutory tax rate				16.50%	16.50%
Net taxable loss		$ 68,124	$ 532,308
Valuation allowance deferred tax assets (in Dollars)	[1]	$ 5,620
Deferred tax liability				$ 11,390
CALIFORNIA
Taxation [Line Items]
Federal corporate income tax rate				8.84%	8.84%
Federal corporate taxes				21.00%	21.00%
Hong Kong [Member]
Taxation [Line Items]
Profit tax rates				16.50%	16.50%
Assessable profits (in Dollars)					$ 2,000,000
Profits tax rates				16.50%	16.50%
Deferred tax liability							$ 624	$ 24,313
Hong Kong Profit Tax Rates [Member]
Taxation [Line Items]
Profits tax rates				16.50%	16.50%
Hong Kong Profit Tax Rates [Member] | Minimum [Member]
Taxation [Line Items]
Profits tax rates				8.25%	8.25%
Assessable profits tax amount				$ 260,000	$ 2,000,000
Hong Kong Profit Tax Rates [Member] | Maximum [Member]
Taxation [Line Items]
Profits tax rates				16.50%	16.50%
Assessable profits tax amount				$ 260,000	$ 2,000,000

[1]	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 for the years ended September 30, 2024